Significant subsequent events (Detail) ¥ in Billions	3 Months Ended
Jun. 30, 2020 JPY (¥)
Subsequent event [Member] | Nihonbashi District Redevelopment [Member]
Subsequent Event [Line Items]
Gain (Loss) on disposition of assets	¥ 70